DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
202.261.3300

Via EDGAR

May 2, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Neuberger Berman Advisers Management Trust ("Registrant")
(File Nos. 2-88566 and 811-4255)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Registrant that the forms of Prospectuses and Statement of Additional Information dated May 1, 2006 relating to the Registrant's individual portfolios that would have been filed by the Registrant pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 51 to the Registrant's Registration Statement, which were filed on April 27, 2006. The text of Post-Effective Amendment No. 51 was filed electronically.

No fees are required in connection with this filing. Please direct any questions concerning this filing to the undersigned at (202) 261.3350 or Jeffrey S. Puretz at (202) 261.3358.

Very truly yours,

/s/ Kristen E. Uhl